Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER INTERNATIONAL GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0001005728
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2013
Prospectus Date	rr_ProspectusDate	Mar. 28, 2013